Income taxes - Schedule of Components of Income Tax Expenses Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense/(benefit)	¥ (582)		¥ 1,018	¥ 149
Deferred tax expense/(benefit)	(989)	$ (156)	(1,889)	(661)
Income tax Credit, net	¥ (1,571)	$ (248)	¥ (871)	¥ (512)